Business and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Accounts receivable	$ 70,043		$ 91,480	$ 93,854
Sales Revenue [Member]
Concentration Risk [Line Items]
Customer Sales			$ 400,856	$ 338,643
Accounts receivable	$ 83,028	$ 119,440
Concentration Risk, Percentage	67.00%	77.00%	61.00%	49.00%
Sales Revenue [Member] | Customer One [Member]
Concentration Risk [Line Items]
Customer Sales			$ 222,264	$ 191,223
Accounts receivable	$ 47,952	$ 79,056
Concentration Risk, Percentage	39.00%	51.00%	34.00%	28.00%
Sales Revenue [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Customer Sales			$ 111,200	$ 147,420
Accounts receivable	$ 20,100	$ 22,464
Concentration Risk, Percentage	16.00%	14.00%	17.00%	21.00%
Sales Revenue [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Customer Sales			$ 67,392
Accounts receivable	$ 14,976	$ 17,920
Concentration Risk, Percentage	12.00%	12.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 48,504	$ 70,048	$ 42,300	$ 15,876
Concentration Risk, Percentage	68.00%	74.00%	46.00%	17.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 22,680	$ 25,920	$ 21,708
Concentration Risk, Percentage	32.00%	27.00%	24.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 8,040	$ 26,208		$ 15,876
Concentration Risk, Percentage	11.00%	28.00%		17.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 17,784	$ 17,920	$ 20,592
Concentration Risk, Percentage	25.00%	19.00%	22.00%